Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	£ 519,433	£ 481,036
Deposits | Banks
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	17,819	17,343
Deposits | Customers
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	501,614	463,693
Loans and advances
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	361,451	342,632
Loans and advances | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	9,698	8,900
Loans and advances | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	319,922	309,927
Debt securities classified at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 31,831	£ 23,805